Received SEC

OCT 03 2017

Washington, DC 20549

Nasdaq Stock Market

CERTNIAS
001-38226

William Slattery, CFA
Vice President
Listing Qualifications

Electronic Mail Only

17010897

October 3rd, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 3rd, 2017 The Nasdaq Stock Market (the "Exchange") received from Black Ridge Acquisition Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Common Stock, one Right and one Warrant

Common stock, par value $0.001 per share

Rights, exchangeable into one-tenth of one share of Common Stock

Warrants, exercisable for shares of Common Stock at an exercise price of $11.50 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

Nasdaq Stock Market

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

The NASDAQ Stock Market LLC, 805 King Farm Blvd., Rockville, MD 20850